Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights [Roll Forward]
Mortgage servicing rights, beginning balance	$ 3,220	$ 198	$ 198	$ 42
Additions	2,111	982	3,411	169
Amortization	(569)	(77)	(389)	(13)
Mortgage servicing rights, ending balance	4,762	1,103	3,220	198
Valuation allowance at period end	0	0	0	0
Mortgage servicing rights, end of period net	4,762	1,103	3,220	198
Estimated future servicing rights amortization expense by period [Abstract]
2013	571		890
2014	981		747
2015	1,030		603
2016	891		459
2017	752		316
Thereafter	537		205
Total	$ 4,762		$ 3,220